March 22, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Amendment No. 271 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing under the Investment Company Act of 1940, as amended, Amendment No. 271 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The purpose of the Filing is to update the disclosure in the prospectus and statement of additional information for the Sprucegrove International Equity Master Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001